CONVERTIBLE NOTES (Details - Assumptions)	3 Months Ended
Sep. 30, 2023
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	0.0011
Measurement Input, Share Price [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	0.015 - 0.42
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	0.0004 - 0.00005
Measurement Input, Conversion Price [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	0.015 - 0.2995
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	210.61% - 235.86%
Measurement Input, Price Volatility [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	265.91% - 381.28%
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	5.53% – 5.55%
Measurement Input, Risk Free Interest Rate [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	0.59% - 5.12%
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value
Measurement Input, Discount Rate [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value
Measurement Input, Maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	.25 - 0.58
Measurement Input, Maturity [Member] | Initial Valuation [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives determination of fair value	0.34 - 1